FINANCE COSTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finance Costs [Abstract]
Interest on borrowings	$ 745	$ 780
Interest on lease liabilities	74	70
Interest on post-employment benefits liability	14	13
Loss on foreign exchange	10	107
Change in fair value of derivative instruments	(6)	(97)
Capitalized interest	(17)	(19)
Other	29	27
Total finance costs	$ 849	$ 881